Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI - Equity Instruments Valued At Fair Value [Member] - CLP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI [Line Items]
Total	$ 6,365	$ 7,630
Other Instruments Issued In Chile [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI [Line Items]
Total	5,499	6,869
Instruments Issued By Foreign Institutions [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI [Line Items]
Total	$ 866	$ 761